CONSOLIDATED BALANCE SHEETS (Parenthetical) - Exascale Labs Inc [Member]	Jun. 30, 2026 $ / shares shares
Common Stock Class A [Member]
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	303
Common stock, shares issued	303
Common stock, shares outstanding	303
Common Stock Class B [Member]
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	1,197
Common stock, shares issued	1,197
Common stock, shares outstanding	1,197